SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)						3 Months Ended							9 Months Ended		12 Months Ended
	Jul. 08, 2025	Nov. 01, 2024	Oct. 10, 2024	Jul. 08, 2024	Dec. 31, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash equivalents					$ 0	$ 0			$ 0				$ 0		$ 0	$ 0
Inventory					3,459	158,810			68,777				158,810		68,777	3,459
Intellectual property						9,735,000			9,735,000	$ 9,735,000			9,735,000	$ 9,735,000	9,735,000
Carrying value of other intangible assets						250,000			250,000				250,000		250,000
Cash on hand						38,854			6,191				38,854		6,191
Accumulated deficit					1,569,830	4,623,356			2,911,163				4,623,356		2,911,163	1,569,830
Net loss						649,775	$ 605,563	$ 456,855	718,790	271,333			1,712,193	622,544	1,341,333	587,997
Cash used in operations													586,016	704,792	1,019,787	534,307
Reverse stock split		1 for 10 reverse stock split	1-for-10
Stock-based compensation expense													129,657
ALTANINE, INC. [Member]
Cash equivalents						0			0				0		0
Cash on hand						8,000							8,000
Accumulated deficit					3,978	7,821,705			3,240,695				7,821,705		3,240,695	3,978
Net loss					$ 3,978	3,126,326	$ 830,012	$ 624,672		1,403,543	$ 700,364	$ 16,500	4,581,010	2,120,407	3,236,717	3,978
Cash used in operations													1,362,047	853,307	$ 1,566,166	3,978
Emerging growth company description															(1) the last day of the fiscal year in which we have total annual gross revenues of $1.235 billion or more, (2) the last day of the fiscal year following the fifth anniversary of the date of the first sale of our common equity securities pursuant to an effective registration statement, (3) the date on which we have, during the previous three-year period, issued more than $1 billion in non-convertible debt, or (4) the date on which we are deemed to be a large accelerated filer under the Exchange Act.
Reverse stock split	3-for-1			3-for-1
Stock-based compensation expense						$ 436,256				278,416			$ 632,629	542,800	$ 582,888
Unrecognized compensation cost									$ 105,187						$ 105,187
Unrecognized compensation cost, recognition period													1 year 9 months 18 days		3 years 4 months 24 days
Stock options granted													2,903,574		1,549,500
Exercise price per share													$ 0.68		$ 0.33
Stock options exercised, cancelled or forfeited
Options vesting period															9 years 4 months 24 days
Intellectual property, weighted average amortization period						17 years			17 years				17 years		17 years
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived									$ 10,041,591						$ 10,041,591
Amortization of Intangible Assets													$ 445,221	296,814	445,221
Pre-clinical research expenses						$ 238,773				$ 124,600			$ 366,777	$ 184,600	569,157
Royalty revenue															$ 0
Potentially dilutive securities						1,657,000							1,657,000
ALTANINE, INC. [Member] | Warrant [Member]
Potentially dilutive securities															9,049,500
ALTANINE, INC. [Member] | Share-Based Payment Arrangement, Option [Member]
Potentially dilutive securities																0
ALTANINE, INC. [Member] | Share-Based Payment Arrangement, Option [Member]
Stock-based compensation expense															$ 435,625
Unrecognized compensation cost									$ 138,039						$ 138,039
Unrecognized compensation cost, recognition period															2 years 3 months 18 days
Stock options granted															1,549,500
Exercise price per share															$ 0.33
Stock options exercised, cancelled or forfeited															0
Options vesting period													36 months
ALTANINE, INC. [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Options vesting period															3 months
ALTANINE, INC. [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Options vesting period															48 months
ALTANINE, INC. [Member] | General and Administrative Expense [Member]
Stock-based compensation expense															$ 147,263
Other Noncurrent Assets [Member]
Carrying value of other intangible assets						$ 225,000							$ 225,000
Intellectual Property [Member]
Carrying value of intellectual property						$ 8,761,501							$ 8,761,501